Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 210	$ 30
Other tax payable	4	4
Accrued staff disbursement	33
Other current liabilities	315	316
Accrued expenses and other current liabilities	$ 562	$ 350